UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Specialty Underwriters Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck         Fairfield, Ohio        February 10, 2012
   ----------------------------     -------------------    ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
                                              ----------
Form 13F Information Table Entry Total:           25
                                              ----------
Form 13F Information Table Value Total          44,786
                                              ----------
                                              (thousands)

List of Other Included Managers:

No.     File No.       Name
01      028-10798      Cincinnati Financial Corporation


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

                                                                COLUMN 5
                              COLUMN 2     COLUMN 3  COLUMN 4    SHARES/  SH/
         ISSUER            TITLE OF CLASS   CUSIP    FMV (000)  PRINCIPAL PRN
3M CO                          COMMON     88579Y101      3,277     40,100 SH
ABBOTT LABORATORIES            COMMON     002824100      1,529     27,200 SH
AGL RESOURCES INC              COMMON     001204106      1,606     38,000 SH
AUTOMATIC DATA PROCESSING      COMMON     053015103      2,538     47,000 SH
BAXTER INTERNATIONAL INC       COMMON     071813109        990     20,000 SH
BLACKROCK INC                  COMMON     09247X101      1,782     10,000 SH
CISCO SYSTEMS INC              COMMON     17275R102      1,618     89,500 SH
EMERSON ELECTRIC CO            COMMON     291011104        932     20,000 SH
GENERAL MILLS INC              COMMON     370334104      1,616     40,000 SH
HASBRO INC                     COMMON     418056107        957     30,000 SH
INTEL CORP                     COMMON     458140100      1,213     50,000 SH
INTL BUSINESS MACHINES CORP    COMMON     459200101      1,471      8,000 SH
JP MORGAN CHASE                COMMON     46625H100      1,546     46,500 SH
LEGGETT & PLATT INC            COMMON     524660107      3,244    140,800 SH
MICROSOFT CORP                 COMMON     594918104      1,558     60,000 SH
NORTHERN TRUST CORP            COMMON     665859104      1,142     28,800 SH
NUCOR CORP                     COMMON     670346105      1,306     33,000 SH
PRAXAIR INC                    COMMON     74005P104      1,390     13,000 SH
RPM INTERNATIONAL INC          COMMON     749685103      1,964     80,000 SH
SPECTRA ENERGY CORP            COMMON     847560109      4,490    146,000 SH
U S BANCORP                    COMMON     902973304      1,177     43,500 SH
UNITED TECHNOLOGIES CORP       COMMON     913017109      1,900     26,000 SH
VERIZON COMMUNICATIONS INC     COMMON     92343V104      1,204     30,000 SH
WAL-MART STORES INC            COMMON     931142103      1,016     17,000 SH
WISCONSIN ENERGY CORP          COMMON     976657106      3,321     95,000 SH
                                                        44,786

                               COLUMN 6     COLUMN 7  COLUMN 8
         ISSUER             INVESTMENT DIS  OTH MGRS    SOLE      SHARED  NONE
3M CO                        SHARED-OTHER        01         -     40,100    -
ABBOTT LABORATORIES          SHARED-OTHER        01         -     27,200    -
AGL RESOURCES INC            SHARED-OTHER        01         -     38,000    -
AUTOMATIC DATA PROCESSING    SHARED-OTHER        01         -     47,000    -
BAXTER INTERNATIONAL INC     SHARED-OTHER        01         -     20,000    -
BLACKROCK INC                SHARED-OTHER        01         -     10,000    -
CISCO SYSTEMS INC            SHARED-OTHER        01         -     89,500    -
EMERSON ELECTRIC CO          SHARED-OTHER        01         -     20,000    -
GENERAL MILLS INC            SHARED-OTHER        01         -     40,000    -
HASBRO INC                   SHARED-OTHER        01         -     30,000    -
INTEL CORP                   SHARED-OTHER        01         -     50,000    -
INTL BUSINESS MACHINES CORP  SHARED-OTHER        01         -      8,000    -
JP MORGAN CHASE              SHARED-OTHER        01         -     46,500    -
LEGGETT & PLATT INC          SHARED-OTHER        01         -    140,800    -
MICROSOFT CORP               SHARED-OTHER        01         -     60,000    -
NORTHERN TRUST CORP          SHARED-OTHER        01         -     28,800    -
NUCOR CORP                   SHARED-OTHER        01         -     33,000    -
PRAXAIR INC                  SHARED-OTHER        01         -     13,000    -
RPM INTERNATIONAL INC        SHARED-OTHER        01         -     80,000    -
SPECTRA ENERGY CORP          SHARED-OTHER        01         -    146,000    -
U S BANCORP                  SHARED-OTHER        01         -     43,500    -
UNITED TECHNOLOGIES CORP     SHARED-OTHER        01         -     26,000    -
VERIZON COMMUNICATIONS INC   SHARED-OTHER        01         -     30,000    -
WAL-MART STORES INC          SHARED-OTHER        01         -     17,000    -
WISCONSIN ENERGY CORP        SHARED-OTHER        01         -     95,000    -



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